BORROWINGS - Borrowings by Nature (Details)			6 Months Ended		12 Months Ended
	Jun. 02, 2021 EUR (€) target	Feb. 24, 2021 EUR (€) target	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CHF (SFr)	Jun. 02, 2021 USD ($) target	Feb. 24, 2021 USD ($) target	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Nominal value			€ 2,260,000,000
Gross lease liabilities			186,000,000
Arrangement fees			(27,000,000)
Accrued interests			24,000,000
Accrued interest lease liabilities			1,000,000
Total Borrowings			2,257,000,000		€ 2,391,000,000					€ 2,361,000,000
Lease liabilities			187,000,000		195,000,000
Non-current borrowings			1,995,000,000		2,299,000,000
Current borrowings			262,000,000		92,000,000
Repurchase of senior notes			863,000,000	€ 200,000,000	200,000,000
Secured Pan-U.S. ABL (due 2026)
Disclosure of detailed information about borrowings [line items]
Total Borrowings			0		0
Secured U.S. DDTL (due 2022)
Disclosure of detailed information about borrowings [line items]
Total Borrowings			0		0
Secured French PGE French Facility (due 2022)
Disclosure of detailed information about borrowings [line items]
Nominal value			180,000,000			$ 180,000,000
Arrangement fees			0
Accrued interests			0
Total Borrowings			€ 180,000,000		180,000,000
Secured German Facility (due 2022)
Disclosure of detailed information about borrowings [line items]
Nominal rate			2.00%
Total Borrowings			€ 0		0
Secured Inventory Facility (due 2023)
Disclosure of detailed information about borrowings [line items]
Total Borrowings			0		0
Senior Unsecured Notes due 2024
Disclosure of detailed information about borrowings [line items]
Nominal value			€ 0			400,000,000
Nominal rate	5.75%		5.75%
Arrangement fees			€ 0
Accrued interests			0
Total Borrowings			0		325,000,000
Repurchase of senior notes	€ 400,000,000
Senior Unsecured Notes due 2025
Disclosure of detailed information about borrowings [line items]
Nominal value			€ 0			650,000,000
Nominal rate		6.625%	6.625%
Arrangement fees			€ 0
Accrued interests			0
Total Borrowings			0		534,000,000
Repurchase of senior notes		€ 650,000,000
Senior Unsecured Notes due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value			€ 421,000,000			500,000,000
Nominal rate			5.875%
Arrangement fees			€ (5,000,000)
Accrued interests			9,000,000
Total Borrowings			425,000,000		411,000,000
Senior Unsecured Note due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value			€ 400,000,000
Nominal rate			4.25%
Arrangement fees			€ (4,000,000)
Accrued interests			6,000,000
Total Borrowings			402,000,000		401,000,000
Senior Unscured Notes due 2028
Disclosure of detailed information about borrowings [line items]
Nominal value			€ 274,000,000			325,000,000
Nominal rate			5.625%
Arrangement fees			€ (6,000,000)
Accrued interests			1,000,000
Total Borrowings			269,000,000		260,000,000
Sustainability-Linked Senior Notes Issued February 2021 Due 2029
Disclosure of detailed information about borrowings [line items]
Nominal value			€ 421,000,000			500,000,000			$ 500,000,000
Nominal rate		3.75%	3.75%
Arrangement fees		€ (7,000,000)	€ (7,000,000)
Accrued interests			5,000,000
Total Borrowings			419,000,000		0
Number of sustainability performance targets | target		2							2
Sustainability-Linked Senior Notes Issued February 2021 Due 2029 | Starting April 15, 2026
Disclosure of detailed information about borrowings [line items]
Increase in nominal rate		0.00125
Sustainability-Linked Senior Notes Issued February 2021 Due 2029 | Starting April 15, 2027
Disclosure of detailed information about borrowings [line items]
Increase in nominal rate		0.00125
Sustainability-Link Senior Notes Issued June 2021 due 2029
Disclosure of detailed information about borrowings [line items]
Nominal value			€ 300,000,000			$ 300,000,000		$ 300,000,000
Nominal rate	3.125%		3.125%
Arrangement fees	€ (5,000,000)		€ (5,000,000)
Accrued interests			1,000,000
Total Borrowings			296,000,000		0
Number of sustainability performance targets | target	2							2
Sustainability-Link Senior Notes Issued June 2021 due 2029 | Starting April 15, 2026
Disclosure of detailed information about borrowings [line items]
Increase in nominal rate	0.00125
Sustainability-Link Senior Notes Issued June 2021 due 2029 | Starting April 15, 2027
Disclosure of detailed information about borrowings [line items]
Increase in nominal rate	0.00125
Unsecured Revolving Credit Facility (due 2029)
Disclosure of detailed information about borrowings [line items]
Total Borrowings			0		0
Unsecured Revolving Credit Facility (due 2029) | BPI France
Disclosure of detailed information about borrowings [line items]
Borrowing capacity			2,000,000
Unsecured Swiss Facility (due 2025)
Disclosure of detailed information about borrowings [line items]
Nominal value			€ 16,000,000				SFr 17,000,000
Nominal rate			1.175%
Arrangement fees			€ 0
Accrued interests			0
Total Borrowings			€ 16,000,000		18,000,000
Unsecured German Facilities (due 2022)
Disclosure of detailed information about borrowings [line items]
Nominal rate			2.12%
Total Borrowings			€ 0		0
Other loans
Disclosure of detailed information about borrowings [line items]
Nominal value			62,000,000
Arrangement fees			0
Accrued interests			1,000,000
Total Borrowings			63,000,000		€ 67,000,000
Financing Arrangements
Disclosure of detailed information about borrowings [line items]
Total Borrowings			€ 42,000,000